ACCOUNTS AND NOTES RECEIVABLE (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Receivables [Abstract]
Trade accounts receivable	$ 1,410.9	$ 1,328.6
Trade notes receivable	141.5	125.9
Other accounts receivable	151.5	137.1
Gross accounts and notes receivable	1,703.9	1,591.6
Allowance for doubtful accounts	(70.9)	(65.8)
Accounts and notes receivable, net	$ 1,633.0	$ 1,525.8